Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

July 26, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946)

on behalf of Eaton Vance Floating-Rate Fund & Floating-Rate Advantage Fund     (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated July 18, 2012 to the Prospectus dated March 1, 2012 of the Fund.  The purpose of the filing is to submit the 497(e) filing dated July 18, 2012 in XBRL for the Fund.

If you have any questions concerning the foregoing, kindly call the undersigned at (617) 672-8539.

Very truly yours,

/s/ Elizabeth Prall

Elizabeth Prall

Assistant Vice President